UNITED STATES
		SECURITIES AND EXCHANGES COMMISSION
		    Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [x] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	        H.G. Wellington & Co., Inc.
Address:	140 Broadway, 44th Floor
		New York, NY 10005

13F File Number: 28-7068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul I. Gulden, Jr.
Title:	Executive Vice President
Phone:	212-732-6800


Paul I. Gulden, Jr.  New York, New York  December 6TH, 2010

This will be the last filing.

Report Type (Check only one.) September 30, 2010

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	16339

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON                          COM              H01301102      424     2545 SH       SOLE                                       2545
APACHE CORP                    COM              037411105      366     3740 SH       SOLE                                       3740
CELGENE                        COM              151020104      282     4900 SH       SOLE                                       4900
CHEVRON CORP.                  COM              166764100      697     8600 SH       SOLE                                       8600
COCA COLA                      COM              191216100      942    16105 SH       SOLE                                      16105
COLGATE PALMOLIVE              COM              194162103      254     3300 SH       SOLE                                       3300
DU PONT (EI) DE NEMOURS        COM              263534109      669    15000 SH       SOLE                                      15000
EMAGIN CORP                    COM              29076N107        0    49546 SH       SOLE                                      49546
EMERSON ELECTRIC               COM              291011104      326     6200 SH       SOLE                                       6200
EXPRESS SCRIPTS - A            COM              302182100      464     9530 SH       SOLE                                       9530
EXXON MOBIL CORP               COM              30231G102     2495    40380 SH       SOLE                                      40380
GENERAL ELECTRIC               COM              369604103     1046    64350 SH       SOLE                                      64350
INT'L BUS MACHINES             COM              459200101     1032     7693 SH       SOLE                                       7693
JOHNSON & JOHNSON              COM              478160104      649    10475 SH       SOLE                                      10475
MERCK & CO                     COM              58933y105      611    16600 SH       SOLE                                      16600
MICROSOFT                      COM              594918104      225     9200 SH       SOLE                                       9200
PEPSICO                        COM              713448108      635     9550 SH       SOLE                                       9550
PFIZER                         COM              717081103      597    34782 SH       SOLE                                      34782
PHILIP MORRIS INTERNATIONAL IN COM              718172109      420     7500 SH       SOLE                                       7500
PROCTER & GAMBLE               COM              742718109     1112    18544 SH       SOLE                                      18544
ROCKWELL AUTOMATION INC        COM              773903109      309     5000 SH       SOLE                                       5000
ROCKWELL COLLINS               COM              774341101      291     5000 SH       SOLE                                       5000
ROYAL DUTCH SHELL PLC CL A     COM              780259206      547     9075 SH       SOLE                                       9075
TEXAS INSTRUMENTS              COM              882508104      492    18120 SH       SOLE                                      18120
VERIZON COMM                   COM              92343V104      200     6151 SH       SOLE                                       6151
BUCKEYE PARTNERS                                118230101      229     3600 SH       SOLE                                       3600
ENBRIDGE ENERGY PARTNERS                        29250R106      520     9300 SH       SOLE                                       9300
ENERGY TRANSFER EQUITY L.P.                     29273V100      286     7700 SH       SOLE                                       7700
KINDER MORGAN ENERGY PTNRS                      494550106      277     4050 SH       SOLE                                       4050